UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11992
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            5/15/09
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          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
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Form 13F Information Table Entry Total:             17
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Form 13F Information Table Value Total:         $ 1,281,655
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.

                                               FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

Wendys Arbys Group Inc      COM        950587105   373,615   74,277,416    SH           Defined        1,2,3,4       74,277,416

Heinz HJ Co.                COM        423074103   200,219    6,056,229    SH           Defined        1,2,3,4        6,056,229

Chemtura Corp.              COM        163893100       446    9,385,112    SH           Defined        1,2,3,4        9,385,112

Tiffany & Co. NEW           COM        886547108   170,776    7,920,981    SH           Defined        1,2,3,4        7,920,981

Kraft Foods Inc.            CL A       50075N104   294,138   13,195,980    SH           Defined        1,2,3,4       13,195,980

Trian Acquisition I Corp.   COM        89582E108    47,557    5,108,198    SH           Defined        1,2,3,4        5,108,198

Trian Acquisition I Corp.   W Exp      89582E116    23,423    2,515,893    SH           Defined        1,2,3,4        2,515,893
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207     6,692      709,625    SH           Defined        1,2,3,4          709,625
                            99/99/9999

Philip Morris Intl Inc.     COM        718172109    10,091      283,625    SH           Defined        1,2,3,4          283,625

Lorillard Inc.              COM        544147101    20,221      327,517    SH           Defined        1,2,3,4          327,517

Dr Pepper Snapple
   Group Inc.               COM        26138E109   121,703    7,197,119    SH           Defined        1,2,3,4        7,197,119

Stoneleigh Partners
   Acqus Co                 COM        861923100       112       14,166    SH           Defined        1,2,3,4           14,166

SP Acquisition Holdings Inc COM        78470A104       225       23,607    SH           Defined        1,2,3,4           23,607

Legg Mason Inc.             COM        524901105    11,562      727,142    SH           Defined        1,2,3,4          727,142

Sapphire Industrials Corp   COM        80306T109       331       34,748    SH           Defined        1,2,3,4           34,748

Global Consumer Acqst Corp  COM        378983100       182       19,168    SH           Defined        1,2,3,4           19,168

Alternative Asset
   Mgmt Acqu                COM        02149U101       362       37,637    SH           Defined        1,2,3,4           37,637
